Income taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Balance, beginning of year	$ 75.6	$ 50.0
Recognized in net income	(35.2)	22.5
Recognized in other comprehensive income	6.7	1.5
Recognized in equity	0.3	0.4
Other	(1.0)	1.2
Balance, end of year	$ 46.4	$ 75.6